Other Long-Term Liabilities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Inflation rate	2.00%	2.00%	2.00%
Share-based compensation	$ 620	$ 780	$ 832	$ 489
Stock options
Disclosure of other provisions [line items]
Intrinsic value of vested stock options	181	164	208
Certain Executives | Performance Share Units
Disclosure of other provisions [line items]
Share-based compensation	$ 99	$ 96	$ 127
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Weighted average discount rate	4.80%	5.20%	5.60%